UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811–9521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299–3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2004 – APRIL 30, 2005

                                             (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

MANAGERS AMG FUNDS

Rorer Large-Cap Fund

Rorer Mid-Cap Fund

April 30, 2005

RORER LARGE-CAP FUND

RORER MID-CAP FUND

Semi-Annual Report

April 30, 2005

(unaudited)

TABLE OF CONTENTS

Begins on Page
Letter to Shareholders	1
About Your Fund’s Expenses	2
Average Annual Total Returns	3
Summary of Industry Weightings and Top Ten Holdings	4
Schedules of Portfolio Investments	5
Detailed portfolio listings by security type and industry sector, as valued at April 30, 2005
Financial Statements:
Statements of Assets and Liabilities	9
Fund balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts
Statements of Operations	10
Detail of sources of income, Fund expenses and realized and unrealized gains (losses) during the fiscal period
Statements of Changes in Net Assets	11
Detail of changes in Fund assets for the past two fiscal periods
Financial Highlights	13
Net asset value, total return, expense ratios, turnover ratio and net assets
Notes to Financial Statements	15
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates and description of certain investment risks

Nothing contained herein is to be considered an offer, sale or a solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

Organizationally, Managers has had a very active year. The Managers family of funds celebrated its 20th anniversary in June as Managers Capital Appreciation, Managers Special Equity and Managers Bond Funds celebrated their 20th anniversaries. In addition to taking over the management and administration of several funds formerly managed by Conseco Funds Group (April 2004), we recently integrated the Fremont Funds into our group. These additions to our product line provide shareholders a broader array of asset classes, investment styles and additional intelligence diversification within our group of Funds.

Finally, throughout the latter half of 2004, Managers made preparations to combine our sales and operations groups with two other AMG Affiliates to create Managers Investment Group LLC, which we formed on January 1, 2005. The new organization has additional resources and offers a wide array of investment management services.

I am pleased to report that last March The Managers Funds was named Best Fixed Income Group in the smaller fund family category by Lipper, the mutual fund research and analysis company. The Lipper Fund Awards 2005 recognize fund families that deliver consistently strong relative performance for their fund shareholders.

As always, we post news and other pertinent information about the firm and our Funds as soon it is available on our website at www.managersinvest.com. The site has recently been updated with expanded information, so we encourage you to visit it at your earliest convenience. Should you have any questions about any of our Funds or this report, please visit our website or feel free to contact us at 1-800-835-3879. We thank you for your investment.

Respectfully,

Peter M. Lebovitz
President
Managers AMG Funds

About Your Fund’s Expenses (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund, so you can compare these costs with those of other mutual funds. The examples are based on an investment in the Fund of $1,000 made at the beginning of the most recent fiscal period and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund return: This helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the actual expenses paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return: This helps you compare the Fund’s costs with those of other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return less expenses. It assumes that the Fund had a return of 5% and that the expense ratio is unchanged. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended April 30, 2005	Expense Ratio	Beginning Account Value 10/31/2004	Ending Account Value 4/30/2005	Expenses Paid During Period*
Rorer Large-Cap Fund
Based on Actual Fund Return	1.40%	$1,000	$1,047	$7.11
Based on Hypothetical 5% Annual Return	1.40%	$1,000	$1,018	$7.00
Rorer Mid-Cap Fund
Based on Actual Fund Return	1.40%	$1,000	$1,009	$6.97
Based on Hypothetical 5% Annual Return	1.40%	$1,000	$1,018	$7.00

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

You can find more information about your Fund’s expenses, including annual expense ratios for the past fiscal periods, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

Managers AMG Funds

Average Annual Total Returns (unaudited)

Total Returns Before Taxes

	Periods ended April 30, 2005
	Six Months	One Year	Three Years	Since Inception	Inception Date
Rorer Large-Cap	4.70%	3.92%	(0.23)%	(0.53)%	Dec-’01
S&P 500 Index	3.28%	6.34%	4.24%	1.92%
Rorer Mid-Cap	0.88%	3.54%	5.87%	7.09%	Dec-’01
S&P 400 Index	5.69%	9.75%	6.77%	8.35%

	Periods ended March 31, 2005
	Three Months	One Year	Three Years	Since Inception	Inception Date
Rorer Large-Cap	(1.39)%	2.68%	(0.91)%	(0.11)%	Dec-’01
S&P 500 Index	(2.15)%	6.69%	2.75%	2.57%
Rorer Mid-Cap	(1.62)%	8.90%	7.74%	9.16%	Dec-’01
S&P 400 Index	(0.39)%	10.44%	8.02%	9.89%

The performance data shown represents past performance, which is not a guaranty of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www. managersinvest. com.

The listed returns on the Fund are net of expenses and the returns on the indices are absent any expenses. All returns are in U.S. dollars ($). Index performance data has been compiled by the respective trademark holders of the index for comparison purposes only. From time to time the fund’s advisor has waived fees or reimbursed expenses, which may have resulted in higher returns. Returns for less than one year are not annualized.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money.

Managers AMG Funds

Summary of Industry Weightings as of April 30, 2005 (unaudited)

Major Sectors	Rorer Large-Cap Fund	S&P 500 Index	Rorer Mid-Cap Fund	S&P 400 Index
Consumer Discretionary	14.1%	11.3%	21.8%	18.7%
Consumer Staples	6.1	10.4	1.7	4.3
Energy	9.2	8.7	7.8	8.1
Financials	16.9	19.8	15.0	18.8
Health Care	21.1	13.4	15.1	10.3
Industrials	6.2	11.8	5.3	13.0
Information Technology	16.6	14.9	22.1	14.8
Telecommunication Services	6.2	3.1	0.0	0.5
Utilities	0.0	3.3	3.2	7.0
Cash and Other Equivalents	3.6	3.3	8.0	4.5

	100.0%		100.0%

Top Ten Holdings as of April 30, 2005 (unaudited)

Rorer Large-Cap Fund
% Fund
CIGNA Corp.	4.0
Abbott Laboratories Co.	3.4
General Electric Co.	3.2
CVS Corp.*	3.1
BellSouth Corp.	3.1
Southwest Airlines Co.*	3.1
SBC Communications, Inc.	3.0
Microsoft Corp.	3.0
Procter & Gamble Co.*	2.9
Best Buy Co., Inc.*	2.9

Top Ten as a Group	31.7%

Rorer Mid-Cap Fund
% Fund
Sungard Data Systems, Inc.	5.0
Bear Stearns Co., Inc.*	4.5
Fiserv, Inc.	4.4
Reebok International Ltd.	4.4
Priceline.com, Inc.	4.3
Health Management Associates, Inc.	4.1
Mercury General Corp.	4.1
Cephalon, Inc.	3.8
Staples, Inc.	3.8
Liz Claiborne, Inc.	3.6

Top Ten as a Group	42.0%

*	Top Ten Holding at October 31, 2004

Rorer Large-Cap Fund

Schedule of Portfolio Investments

April 30, 2005 (unaudited)

	Shares	Value
Common Stocks - 96.4%
Consumer Discretionary - 14.1%
Best Buy Co., Inc.	305	$15,354
EchoStar Communications Corp.*	501	14,504
McDonald’s Corp.	517	15,153
Time Warner Co., Inc.*	856	14,389
Viacom, Inc., Class B	425	14,714
Total Consumer Discretionary		74,114
Consumer Staples - 6.1%
CVS Corp.	321	16,557
Procter & Gamble Co.	287	15,541
Total Consumer Staples		32,098
Energy - 9.2%
BJ Services Co.	207	10,091
ChevronTexaco Corp.	294	15,288
ConocoPhillips Co.	135	14,155
Exxon Mobil Corp.	154	8,783
Total Energy		48,317
Financials - 16.9%
AFLAC Inc.	300	12,195
Citigroup, Inc.	326	15,309
Goldman Sachs Group, Inc.	93	9,931
JPMorgan Chase & Co.	402	14,267
Morgan Stanley Co.	287	15,102
Schwab (Charles) Corp.	685	7,090
U.S. Bancorp	547	15,261
Total Financials		89,155
Health Care - 21.1%
Abbott Laboratories Co.	363	17,845
Amgen, Inc.*	190	11,060
Baxter International Inc	404	14,988
CIGNA Corp.	230	21,155
Fisher Scientific International, Inc.*	117	6,947
Johnson & Johnson Co.	197	13,520
Laboratory Corp. of America Holdings*	290	14,355
Quest Diagnostics, Inc.	106	11,215
Total Health Care		111,085
Industrials - 6.2%
General Electric Co.	464	16,797
Southwest Airlines Co.	1,086	16,160
Total Industrials		32,957

The accompanying notes are an integral part of these financial statements.

Rorer Large-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 16.6%
Cisco Systems, Inc.*	713	$12,321
Corning, Inc.*	804	11,055
Fiserv, Inc.*	322	13,621
Hewlett-Packard Co.	392	8,024
Intel Corp.	527	12,395
Microsoft Corp.	630	15,939
Motorola, Inc.	936	14,358
Total Information Technology		87,713
Telecommunication Services - 6.2%
BellSouth Corp.	623	16,503
SBC Communications, Inc.	672	15,994
Total Telecommunication Services		32,497
Total Common Stocks (cost $477,495)		507,936
Other Investment Companies - 4.6%[1]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.74% (cost $24,407)	24,407	24,407
Total Investments - 101.0% (cost $501,902)		532,343
Other Assets, less Liabilities – (1.0)%		(5,236)
Net Assets - 100.0%		$527,107

Note:	Based on the approximate cost of investments of $501,902 for Federal income tax purposes at April 30, 2005, the aggregate gross unrealized appreciation and depreciation were $42,814 and $12,373, respectively, resulting in net unrealized appreciation of investments of $30,441.

*	Non-income-producing securities.

[1]	Yield shown for an investment company represents the April 30, 2005 seven-days’ average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Rorer Mid-Cap Fund

Schedule of Portfolio Investments

April 30, 2005 (unaudited)

	Shares	Value
Common Stocks - 92.0%
Consumer Discretionary - 21.8%
Liz Claiborne, Inc.	824	$29,194
Office Depot, Inc.*	922	18,053
Priceline.com, Inc.*	1,355	34,363
Reebok International Ltd.	879	35,696
Staples, Inc.	1,587	30,264
Williams-Sonoma, Inc.*	844	28,266
Total Consumer Discretionary		175,836
Consumer Staples - 1.6%
Smithfield Foods Inc*	408	12,346
Energy - 7.8%
BJ Services Co.	487	23,741
Newfield Exploration Co.*	230	16,337
Patterson-UTI Energy, Inc.	951	22,795
Total Energy		62,873
Financials - 15.0%
Bear Stearns Co., Inc., The	379	35,876
E*Trade Group, Inc.*	2,607	28,964
HCC Insurance Holdings, Inc.	432	15,366
Mercury General Corp.	618	32,667
Zions Bancorporation	117	8,194
Total Financials		121,067
Health Care - 15.1%
Cephalon, Inc.*	704	30,906
Fisher Scientific International, Inc.*	210	12,470
Health Management Associates, Inc.	1,332	32,940
Laboratory Corp. of America Holdings*	507	25,097
Quest Diagnostics, Inc.	194	20,525
Total Health Care		121,938
Industrials - 5.4%
Dover Corp.	799	29,052
Dycom Industries, Inc.*	603	14,026
Total Industrials		43,078
Information Technology - 22.1%
Affiliated Computer Services, Inc.*	154	7,341
Avid Technology, Inc.*	298	14,754
Computer Sciences Corp.*	537	23,349
Fiserv, Inc.*	844	35,701
Kla-Tencor Corp.*	573	22,358
PerkinElmer Inc.	1,214	22,459

The accompanying notes are an integral part of these financial statements.

Rorer Mid-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials (continued)
Silicon Laboratories, Inc.*	483	$12,268
Sungard Data Systems, Inc.*	1,197	39,980
Total Information Technology		178,210
Utilities - 3.2%
Constellation Energy Group	491	25,807
Total Common Stocks (cost $736,249)		741,155
Other Investment Companies - 15.9%[1] JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.74% (cost $128,681)	128,681	128,681
Total Investments - 107.9% (cost $864,930)		869,836
Other Assets, less Liabilities - (7.9)%		(63,849)
Net Assets - 100.0%		$805,987

Note:	Based on the approximate cost of investments of $864,930 for Federal income tax purposes at April 30, 2005, the aggregate gross unrealized appreciation and depreciation were $34,207 and $29,301, respectively, resulting in net unrealized appreciation of investments of $4,906.

*	Non-income-producing securities.

[1]	Yield shown for an investment company represents the April 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Managers AMG Funds

Statements of Assets and Liabilities

April 30, 2005 (unaudited)

	Rorer Large-Cap Fund	Rorer Mid-Cap Fund
Assets:
Investments at value	$532,343	$869,836
Receivable for investments sold	13,426	—
Receivable due from Advisor	3,636	3,096
Dividends and other receivables	637	258
Prepaid expenses	7,635	7,600

Total assets	557,677	880,790

Liabilities:
Payable for investments purchased	11,934	60,593
Accrued expenses:
Other	18,636	14,210

Total liabilities	30,570	74,803

Net Assets	$527,107	$805,987

Shares outstanding	53,707	63,994
Net asset value, offering and redemption price per share	$9.81	$12.59

Net Assets Represent:
Paid-in capital	$382,462	$1,016,454
Undistributed net investment income	1,711	—
Accumulated net realized gain (loss) from investments	112,493	(215,373)
Net unrealized appreciation of investments	30,441	4,906

Net Assets	$527,107	$805,987

Investments at cost	$501,902	$864,930

Managers AMG Funds

Statements of Operations

For the six months ended April 30, 2005 (unaudited)

	Rorer Large-Cap Fund	Rorer Mid-Cap Fund
Investment Income:
Dividend income	$5,695	$3,164
Securities lending fees	3	—

Total investment income	5,698	3,164

Expenses:
Investment advisory and management fees	3,026	3,428
Distribution fees	890	1,008
Custodian fees	9,557	9,664
Transfer agent fees	7,117	7,144
Professional fees	11,903	8,509
Registration fees	6,748	6,700
Reports to shareholders	518	245
Miscellaneous	330	284

Total expenses before offsets	40,089	36,982

Less: Expense reimbursements	(34,923)	(31,118)

Net expenses	5,166	5,864

Net investment income (loss)	532	(2,700)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	117,945	14,301
Net unrealized depreciation of investments	(74,785)	(6,141)

Net realized and unrealized gain	43,160	8,160

Net Increase in Net Assets Resulting from Operations	$43,692	$5,460

The accompanying notes are an integral part of these financial statements.

Rorer Large-Cap Fund

Statement of Changes in Net Assets

	For the six months ended April 30, 2005 (unaudited)	For the fiscal year ended October 31, 2004
Decrease in Net Assets From Operations:
Net investment income	$532	$1,179
Net realized income on investments	117,945	43,688
Net unrealized depreciation of investments	(74,785)	(28,828)

Net increase in net assets resulting from operations	43,692	16,039

From Capital Share Transactions:
Proceeds from the sale of shares	11,791	250,163
Cost of shares repurchased	(434,306)	(466,676)

Net decrease from capital share transactions	(422,515)	(216,513)

Total decrease in net assets	(378,823)	(200,474)

Net Assets:
Beginning of period	905,930	1,106,404

End of period	$527,107	$905,930

End of period undistributed net investment income	$1,711	$1,179

Share Transactions:
Sale of shares	1,192	25,438
Shares repurchased	(44,174)	(49,720)

Net increase (decrease) in shares	(42,982)	(24,282)

The accompanying notes are an integral part of these financial statements.

Rorer Mid-Cap Fund

Statement of Changes in Net Assets

	For the six months ended April 30, 2005 (unaudited)	For the fiscal year ended October 31, 2004
Increase in Net Assets
From Operations:
Net investment loss	$(2,700)	$(8,447)
Net realized gain (loss) on investments	14,301	(214,765)
Net unrealized depreciation of investments	(6,141)	(57,607)

Net increase (decrease) in net assets resulting from operations	5,460	(280,819)

From Capital Share Transactions:
Proceeds from the sale of shares	233,251	4,525,258
Cost of shares repurchased	(181,874)	(3,996,605)

Net increase from capital share transactions	51,377	528,653

Total increase in net assets	56,837	247,834

Net Assets:
Beginning of period	749,150	501,316

End of period	$805,987	$749,150

End of period undistributed net investment income	$—	$—

Share Transactions:
Sale of shares	17,718	358,674
Shares repurchased	(13,752)	(343,995)

Net increase in shares	3,966	14,679

The accompanying notes are an integral part of these financial statements.

Rorer Large-Cap Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2005 (unaudited)		For the fiscal year ended		For the period ended October 31, 2002*
			2004	2003
Net Asset Value, Beginning of Period	$9.37		$9.15	$8.14	$10.00
Income from Investment Operations:
Net investment income	0.02		0.01	—	—	(a)
Net realized and unrealized gain (loss) on investments	0.42		0.21	1.02	(1.86)

Total from investment operations	0.44		0.22	1.02	(1.86)

Less Distributions to Shareholders from:
Net investment income	—		—	(0.01)	—

Net Asset Value, End of Period	$9.81		$9.37	$9.15	$8.14

Total Return (b)	4.70	%(c)	2.40%	12.56%	(18.60	)%(c)

Ratio of net expenses to average net assets	1.40	%(d)	1.40%	1.40%	1.40	%(d)

Ratio of net investment income to average net assets	0.20	%(d)	0.10%	0.10%	0.06	%(d)
Portfolio turnover	35	%(c)	75%	42%	36	%(c)
Net assets at end of period (000’s omitted)	$527		$906	$1,106	$421

Expense Offsets (e)
Ratio of total expenses to average net asset	11.20	%(d)	7.04%	10.07%	25.01	%(d)
Ratio of net investment loss to average net assets	(10.00	)%(d)	(5.54)%	(8.56)%	(23.55	)%(d)

*	Commencement of operations was December 19, 2001.

(a)	Rounds to less than $0.01.

(b)	Total return and net investment income would have been lower had certain expenses not been reduced.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio information assuming no reduction of Fund expenses.

Rorer Mid-Cap Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2005 (unaudited)		For the fiscal year ended		For the period ended October 31, 2002*
			2004	2003
Net Asset Value, Beginning of Period	$12.48		$11.05	$9.26	$10.00

Income from Investment Operations:
Net investment loss	(0.04)		—	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	0.15		1.43	1.84	(0.72)
Total from investment operations	0.11		1.43	1.79	(0.74)

Net Asset Value, End of Period	$12.59		$12.48	$11.05	$9.26

Total Return (a)	0.88	%(b)	12.84%	19.44%	(7.40	)%(b)

Ratio of net expenses to average net assets	1.40	%(c)	1.40%	1.40%	1.40	%(c)
Ratio of net investment loss to average net assets	(0.62	)%(c)	(0.64)%	(0.45)%	(0.25	)%(c)
Portfolio turnover	59	%(b)	411%	57%	58	%(b)
Net assets at end of period (000’s omitted)	$806		$749	$501	$286

Expense Offsets (d)
Ratio of total expenses to average net asset	9.17	%(c)	6.24%	20.50%	28.79	%(c)
Ratio of net investment loss to average net assets	(7.10	)%(c)	(5.48)%	(19.56)%	(27.64	)%(c)

*	Commencement of operations was December 19, 2001.

(a)	Total return and net investment income would have been lower had certain expenses not been reduced.

(b)	Not annualized.

(c)	Annualized.

(d)	Ratio information assuming no reduction of Fund expenses.

Notes to Financial Statements

April 30, 2005 (unaudited)

(1) Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds: Rorer Large-Cap Fund (“Large-Cap”) and Rorer Mid-Cap Fund (“Mid-Cap”) (each a “Fund” and collectively the “Funds”).

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a) Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. Under certain circumstances, the value of the Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Funds. The Funds may use the fair value of a portfolio security to calculate their NAV’s when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV, (3) the Investment Manager determines that a market quotation is inaccurate, or (4) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV’s. The Manager monitors intervening events that may affect the value of securities held in the Funds’ portfolios and, in accordance with procedures adopted by the Funds’ Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end-of-day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust, and, in some cases, other affiliated funds based upon their relative average net assets or number of shareholders.

Each of the Funds has a “balance credit” arrangement with the Bank of New York (“BNY”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2005, the custodian expense was reduced $158 under this arrangement for the Mid-Cap Fund.

(d) Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually

Notes to Financial Statements (continued)

in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers

As of October 31, 2004, Large-Cap had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes of $2,324 expiring October 31, 2011. As of October 31, 2004, Mid-Cap had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes of $12,532 expiring October 31, 2010, $1,584 expiring October 31, 2011, and $213,248 expiring October 31, 2012.

(g) Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2005, certain shareholders, including one affiliated account, each held greater than 10% of the outstanding shares of the Funds as follows: Large-Cap - three own collectively 60%; and Mid-Cap - two own collectively 77%. Transactions by these shareholders may have a material impact on the Funds.

(2) Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (formerly The Managers Funds LLC) (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. The Funds’ investment portfolios are managed by Rorer Asset Management, LLC (“Rorer”), which serves pursuant to a Subadvisory Agreement by and between the Investment Manager and Rorer with respect to each of the Funds. AMG indirectly owns a majority interest in Rorer. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Each Fund is obligated by its Investment Management Agreement to pay a monthly management fee to the Investment Manager at an annual rate of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Rorer 0.85% of the average daily net assets of each Fund for its services as subadvisor. Under the Investment Management Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Rorer, Rorer reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

The Investment Manager contractually agreed, through March 1, 2006, to waive fees and pay or reimburse the Funds to the extent total operating expenses (excluding interest, taxes, brokerage, and other extraordinary expenses) of the Funds exceed 1.40% of that Funds’ average daily net assets. The Funds are obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Funds’ total operating expenses in any such future year to exceed 1.40% of the Funds’ average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Rorer from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the

Notes to Financial Statements (continued)

management fee. At April 30, 2005, the cumulative amounts of unreimbursed expenses for Large-Cap and Mid-Cap were $202,535 and $214,673, respectively.

The aggregate annual fee paid to each independent Trustee for serving as a Trustee of the Trust is $5,000. Effective April 1, 2004 the aggregate annual retainer paid to each Independent Trustee for all Trusts in the Fund family became $52,000, plus $2,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $5,000 per year. The “Trustee fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Funds and other affiliated funds in the Trust and in the complex.

(3) Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2005, for Large-Cap were $253,234 and $868,647, respectively, and for Mid-Cap were $559,185 and $444,875, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

(4) Portfolio Securities Loaned

Each Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate. These payments are then divided between BNU, as a fee for its services under the program, and the Fund according to agreed-upon rates.

(5) Commitments and contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

MANAGERS AND MANAGERS AMG EQUITY FUNDS

CAPITAL APPRECIATION

Bramwell Capital Management, Inc.

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Company, LLC

FIRST QUADRANT TAX-MANAGED EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC

Wellington Management Company LLP

INTERNATIONAL GROWTH

Wellington Management Company LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE-CAP EQUITY

Renaissance Investment Management

RORER MID-CAP

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Veredus Asset Management LLC

Westport Asset Management, Inc.

STRUCTURED CORE

First Quadrant, L.P.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers LLC*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Company, LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers LLC*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*A	division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. For a complete list of the Fund’s portfolio holdings, view the most recent monthly holdings report, semiannual report, or annual report at www.managersinvest.com.

SAR008-0504

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

Not applicable.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a	)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b	)	Internal Controls. There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	EXHIBITS

(a	)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b	)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: July 8, 2005

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: July 8, 2005